UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2011

DATE OF REPORTING PERIOD: MARCH 31, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Alabama-.7%
$ 5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 4,921,300
		Alaska-1.2%
4,465	M	Alaska Housing Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033		4,519,339
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,261,216
				7,780,555
		Arizona-2.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,164,500
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,236,043
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2033		5,020,950
				17,421,493
		Arkansas-.7%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		4,882,650
		California-2.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		4,487,900
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,883,660
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,050,100
				15,421,660
		Colorado-.7%
4,815	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		4,814,567
		Connecticut-.9%
6,090	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012		6,337,680
		District of Columbia-1.6%
5,000	M	District of Columbia GO 6% 6/1/2021		5,928,550
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028		5,065,250
				10,993,800
		Florida-9.9%
5,000	M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029		5,015,200
6,500	M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035		6,142,045
5,000	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		5,021,700
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		5,732,650
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,201,250
5,000	M	Miami-Dade County Aviation Rev. (Miami Int'l Airport) 5% 10/1/2035		4,710,600
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,135,500
5,000	M	Miami-Dade County Pub. Facs. (Jackson Health System) 5.5% 6/1/2029		5,060,250
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		4,868,200
5,050	M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition) 5% 4/1/2029		5,014,498
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,196,100
5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034		4,980,050
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		4,961,150
				67,039,193
		Georgia-9.1%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,041,350
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,024,275
5,000	M	5.25% 11/1/2034		4,920,050
7,500	M	Georgia State Environmental Loan Acquisition Corp. 5.125% 3/15/2031		7,458,000
5,000	M	JPMorgan Chase Putters 7.757% 1/1/2016***		4,978,800
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
11,000	M	6.25% 7/1/2011		11,159,500
17,000	M	6% 7/1/2013		18,241,340
				61,823,315
		Illinois-9.3%
		Chicago Board of Education Lease Certificates of Participation:
5,000	M	6% 1/1/2016		5,562,000
28,200	M	6% 1/1/2020		30,985,314
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,098,500
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		4,738,350
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,176,960
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,841,800
5,000	M	Springfield Electric Rev. 5% 3/1/2027		4,935,000
				63,337,924
		Indiana-3.5%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		7,775,927
6,825	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029		7,195,324
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		8,528,254
				23,499,505
		Iowa-.3%
2,175	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		2,223,785
		Kentucky-1.2%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.) 5.75% 12/1/2028		5,130,800
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		2,676,818
				7,807,618
		Louisiana-.8%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		5,741,948
		Maine-.6%
3,720	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		3,724,427
		Massachusetts-3.5%
5,435	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		5,797,841
4,775	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		4,724,815
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		4,800,450
8,500	M	Massachusetts St. School Building Auth. 5% 8/15/2037		8,383,040
				23,706,146
		Michigan-5.6%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,884,150
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,303,350
5,335	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012		5,567,019
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		10,370,600
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028		5,295,650
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		5,302,125
				37,722,894
		Minnesota-.5%
3,600	M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029		3,502,188
		Missouri-1.8%
		Missouri State Health & Educ. Facs. Auth. Revenue:
7,000	M	BJC Health Systems 6.75% 5/15/2011		7,055,160
5,000	M	St. Luke's Health 5.5% 11/15/2028		5,060,150
				12,115,310
		Montana-.7%
4,790	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		4,846,235
		New Jersey-.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030		5,068,150
		New Mexico-.8%
5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031		5,080,900
		New York-8.8%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		26,472,820
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		11,173,400
5,000	M	State University 5.875% 5/15/2017		5,679,750
3,130	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033		3,239,519
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,186,550
7,780	M	Port Authority of New York & New Jersey Drivers 7.615% 8/15/2015***		8,098,046
				59,850,085
		North Carolina-.7%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev. 5.25% 1/15/2034		4,876,350
		North Dakota-1.8%
7,590	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013		7,927,527
3,990	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		4,079,695
				12,007,222
		Ohio-3.9%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5.25% 2/15/2026		5,139,150
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019		6,511,380
5,000	M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034		4,993,100
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,810	M	6.125% 9/1/2028		4,046,410
5,620	M	5.85% 9/1/2033		5,870,259
				26,560,299
		Pennsylvania-2.6%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,027,000
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,441,950
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		6,995,264
				17,464,214
		Puerto Rico-.7%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		5,037,050
		Rhode Island-1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,257,040
		South Carolina-.7%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,065,200
		Texas-13.4%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013		14,668,780
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029		4,904,050
		Harris County Toll Road Sub. Liens General Obligations:
11,065	M	6.5% 8/15/2012		11,954,958
7,000	M	6.5% 8/15/2013		7,901,320
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,238,850
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,080,050
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,151,650
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,217,600
6,035	M	6.25% 12/15/2015		6,467,589
5,000	M	JP Morgan Chase Putters 7.647% 2/1/2030***		5,193,900
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		9,752,300
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		4,905,450
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,286,300
				90,722,797
		Utah-.2%
955	M	Provo Electric System Rev. 10.375% 9/15/2015		1,162,789
		Washington-3.4%
		Washington State:
5,000	M	9.289% 7/1/2014***		5,161,800
5,500	M	9.289% 7/1/2016***		5,832,530
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,259,650
7,000	M	Providence Health 5.25% 10/1/2033		6,815,340
				23,069,320
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,536,180
		Wisconsin-2.2%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		14,802,840
Total Value of Municipal Bonds (cost $643,022,844)			99.2%	672,224,629
Other Assets, Less Liabilities			.8	5,562,759
Net Assets			100.0%	$ 677,787,388

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$19,000	M	$ (445,912)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$643,022,844. Accumulated net unrealized appreciation on investments was $29,201,785, consisting of $32,320,014 gross unrealized appreciation and $3,118,229 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT FUND II
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.0%
		Alabama-1.9%
$ 1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$ 1,007,390
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,587,950
				3,595,340
		Alaska-2.2%
1,000	M	Alaska Intl. Airport Rev. 5.75% 10/1/2012*		1,076,080
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,278,190
				4,354,270
		Arizona-5.0%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,357,550
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,157,550
1,000	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029		961,620
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,226,500
				9,703,220
		California-2.0%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028		1,115,851
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 5.25% 7/1/2038		868,050
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039		1,913,420
				3,897,321
		Connecticut-.5%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,027,090
		District of Columbia-1.6%
3,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029		3,024,810
		Florida-8.1%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		994,690
1,000	M	5.25% 7/1/2027		1,000,910
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		3,731,263
4,300	M	Miami-Dade Cnty. Aviation Rev. 5% 10/1/2035		4,051,116
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		4,988,150
1,000	M	Panama City Beach Utility Rev. 5% 6/1/2030		996,270
				15,762,399
		Georgia-10.0%
3,500	M	Atlanta Airport Rev. 5.25% 1/1/2030		3,518,270
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		3,603,422
900	M	Brunswick & Glynn Cnty. Wtr. & Swr. Rev. 5% 6/1/2033		886,311
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,522,575
1,000	M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037		1,000,700
3,500	M	De Kalb Private Hosp. Auth. Rev. 5% 11/15/2029		3,445,645
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5.125% 12/1/2021		1,004,950
2,500	M	Georgia St. Environmental Ln. Acquisition Corp. 5.125% 3/15/2031		2,486,000
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,060,200
				19,528,073
		Hawaii-1.3%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,474,400
		Illinois-3.0%
5,000	M	Chicago O'Hare Intl. Airport Rev. 5% 1/1/2027		4,809,750
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,097,670
				5,907,420
		Indiana-3.6%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*		1,070,633
1,000	M	Indianapolis Thermal Energy Sys. Rev. 5% 10/1/2029		979,910
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*		1,149,940
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,523,925
1,000	M	5.25% 7/15/2029		1,013,510
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*		1,303,300
				7,041,218
		Louisiana-6.3%
		Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Revenue:
1,845	M	5.25% 10/1/2021		1,766,034
1,000	M	5% 2/1/2029		1,001,350
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025		1,637,145
4,600	M	Louisiana St. Gas & Fuels Tax Rev. 5% 5/1/2036		4,468,532
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,098,180
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,368,328
				12,339,569
		Massachusetts-4.1%
		Massachusetts State Dev. Fin. Agy. Revenue:
5,000	M	Harvard University 5.25% 2/1/2034		5,268,600
1,000	M	Lesley University 5.25% 7/1/2033		970,550
1,500	M	Massachusetts State GO 5.25% 8/1/2022		1,726,470
				7,965,620
		Michigan-2.2%
1,500	M	Detroit Distributable St. Aid GO 5% 11/1/2030		1,426,215
1,150	M	Ferris State University Rev. 5% 10/1/2028		1,150,356
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023		1,781,573
				4,358,144
		Mississippi-2.5%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,737,406
2,000	M	5.625% 7/1/2039		2,017,540
				4,754,946
		Missouri-1.1%
1,000	M	Independence Sch. Dist. GO 5.25% 3/1/2028		1,076,420
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,022,180
				2,098,600
		Nebraska-2.1%
3,880	M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev. 5.7% 9/1/2031		4,081,838
		New Jersey-2.6%
1,000	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031		978,860
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038		4,044,680
				5,023,540
		New York-.5%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016		761,366
250	M	5.5% 3/15/2017		262,687
				1,024,053
		North Carolina-2.1%
1,000	M	Nash Cnty. Ltd. Oblig. Rev. 5% 10/1/2030		996,920
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,009,930
				4,006,850
		Ohio-4.8%
2,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5% 2/15/2024		2,052,900
1,865	M	Hamilton County Sales Tax 5% 12/1/2032		1,809,647
		Ohio State Bldg. Auth. State Facs. Revenue:
1,500	M	5.5% 4/1/2012*		1,576,665
1,135	M	5.25% 4/1/2031		1,153,092
900	M	Ohio State Higher Edl. Facs. Rev. 5.25% 11/15/2035		850,671
1,890	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,846,133
				9,289,108
		Pennsylvania-9.3%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,180,850
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031		2,573,000
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,532,415
2,750	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		2,722,528
1,000	M	Scranton Sch. District GO 5.2% 4/1/2031 (when-issued)		979,310
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*		1,096,020
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,041,357
1,000	M	5.375% 4/1/2028		1,038,730
				18,164,210
		Puerto Rico-1.1%
1,500	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		1,511,115
705	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6.25% 7/1/2016		707,326
				2,218,441
		Rhode Island-3.2%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,277,593
1,600	M	5% 5/15/2034		1,497,920
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,441,064
				6,216,577
		South Carolina-.5%
900	M	Piedmont Municipal Pwr. Agy. Elec. Rev. 5% 1/1/2030		876,429
		South Dakota-.8%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,533,465
		Texas-11.1%
		Bexar Cnty. Revenue:
1,355	M	Combined Venue Tax 5% 8/15/2030		1,336,721
1,000	M	Motor Vehicle Tax 5% 8/15/2030		986,510
1,750	M	Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029		1,743,840
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		4,928,250
1,000	M	Houston Community College GO 5% 2/15/2031		1,015,130
5,000	M	Houston Util. Sys. Rev. 5.25% 11/15/2031		5,157,850
1,250	M	Liberty Hill Indpt. Sch. Dist. GO 5% 8/1/2030		1,298,688
1,250	M	Parker Cnty. GO 5% 2/15/2029		1,264,113
4,000	M	San Antonio Arpt. Sys. Rev. 5.25% 7/1/2035		3,924,360
				21,655,462
		Washington-2.5%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		4,868,100
Total Value of Municipal Bonds (cost $184,168,185)				186,790,513
		SHORT-TERM TAX EXEMPT INVESTMENTS-2.3%
		Adjustable Rate Notes**
4,200	M	Connecticut State Hlth & Edl Facs. Rev. .15%		4,200,000
250	M	New York City Transitional Fin. Auth. Rev. .17%		250,000
Total Value of Short-Term Tax Exempt Investments (cost $4,450,000)				4,450,000
Total Value of Municipal Investments (cost $188,618,185)			98.3%	191,240,513
Other Assets, Less Liabilities			1.7	3,378,203
Net Assets			100.0%	$ 194,618,716

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/7/2021	$19,000	M	$ (445,912)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$188,618,185. Accumulated net unrealized appreciation on investments was $ 2,622,328 consisting of $4,639,147 gross unrealized appreciation and $2,016,819 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.9%
		Certificates of Participation-13.5%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012		$ 540,200
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,045,820
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022		770,580
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,010,730
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,006,720
				4,374,050
		General Obligations-24.9%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,014,410
1,000	M	Chico Unified School District 5% 8/1/2026		1,009,100
1,000	M	College of the Sequoias 5.25% 8/1/2029		986,610
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		998,750
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6.25% 2/1/2016		729,891
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,016,030
750	M	Natomas Unified School District 5.95% 9/1/2021		796,005
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,122,680
364	M	Walnut Valley School District 7.2% 2/1/2016		382,488
				8,055,964
		Health Care-13.7%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		897,580
1,000	M	Providence Health Services: 6.5% 10/1/2033		1,085,700
1,000	M	Stanford Hospital 5.25% 11/15/2031		978,980
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		980,610
500	M	Sutter Health 5.5% 8/15/2026		498,630
				4,441,500
		Housing-3.0%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028		971,790
		Transportation-17.0%
1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		996,050
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032		955,290
1,000	M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034		992,130
500	M	San Diego County Regional Arpt. 5% 7/1/2030		468,525
1,000	M	San Joaquin Cnty. Trans. Auth. Sales Tax 5.75% 3/1/2028		1,058,830
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025		1,031,560
				5,502,385
		Utilities-15.2%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		754,710
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,075,280
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,023,940
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		515,125
515	M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012		533,061
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,043,250
				4,945,366
		Other Revenue-10.6%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,081,530
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,016,490
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		530,385

700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		796,110
				3,424,515
Total Value of Municipal Bonds (cost $31,129,728)			97.9%	31,715,570
Other Assets, Less Liabilities			2.1	669,466
Net Assets			100.0%	$ 32,385,036

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$1,500	M	$ (35,204)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$31,129,728. Accumulated net unrealized appreciation on investments was $585,842, consisting of $885,870 gross unrealized appreciation and $300,028 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-101.3%
		Education-28.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 1,000	M	Loomis Chafee School 5% 7/1/2030		$ 990,780
500	M	Norwich Free Academy 5% 7/1/2034		486,560
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,021,270
1,000	M	Renbrook School 5% 7/1/2030		937,050
1,000	M	Salisbury School 5% 7/1/2028		1,021,570
1,000	M	Trinity College 5% 7/1/2019		1,069,200
1,000	M	Wesleyan University 5% 7/1/2035		1,000,290
1,000	M	Westminster School 5% 7/1/2037		919,190
500	M	Yale University 5.05% 7/1/2042		507,050
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021		628,116
1,000	M	University Rev. 4.75% 2/15/2029		1,013,390
				9,594,466
		General Obligations-25.8%
1,000	M	Bridgeport 5% 12/1/2023		1,037,050
650	M	Connecticut State 6% 3/15/2012		684,112
1,000	M	Glastonbury 5% 6/15/2013*		1,099,640
1,000	M	Hartford 5% 4/1/2031 (when-issued)		975,310
		New Britain:
225	M	6% 3/1/2012		235,044
1,000	M	4.75% 4/1/2028		1,052,020
2,000	M	New Haven 5% 3/1/2026		2,026,000
		South Windsor:
525	M	5% 2/15/2029		538,771
525	M	5% 2/15/2030		535,999
580	M	Stratford 5% 12/15/2023		607,683
				8,791,629
		Health Care-16.3%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
180	M	Bridgeport Hospital 6.5% 7/1/2012		180,594
		Child Care Facilities Program:
400	M	5.5% 7/1/2019		400,680
1,000	M	6% 7/1/2038		1,041,890
1,000	M	Children's Medical Center 5% 7/1/2021		983,790
500	M	Stamford Hospital 5% 7/1/2030		486,110
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,008,390
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		501,680
500	M	5.25% 7/1/2030		488,125
445	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016		446,468
				5,537,727
		Housing-5.3%
1,750	M	Connecticut State Hsg. Fin. Auth. Next Steps 7, 5% 6/15/2024		1,821,313
		Transportation-8.1%
		Connecticut State Special Tax Obligation Revenue:
170	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012		176,914
		Transportation Infrastructure:
1,000	M	5% 11/1/2025		1,053,320
1,000	M	5% 8/1/2027		1,032,510
500	M	Puerto Rico Comwlth. Hwy.& Trans. Auth. Rev. 5.5% 7/1/2029		497,105
				2,759,849
		Utilities-8.8%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		946,080
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		1,007,480
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,031,880
				2,985,440
		Other Revenue-8.8%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		1,047,600
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		505,795
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,444,785
				2,998,180
Total Value of Municipal Bonds (cost $34,087,084)			101.3%	34,488,604
Excess of Liabilities Over Other Assets			(1.3)	(427,835)
Net Assets			100.0%	$34,060,769

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/7/2021	$1,700	M	$ (39,897)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$34,087,084. Accumulated net unrealized appreciation on investments was $401,520, consisting of $791,014 gross unrealized appreciation and $389,494 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-95.6%
		Education-22.9%
$ 930	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		$ 961,536
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		972,000
		Massachusetts State Dev. Fin. Agy. Revenue:
750	M	Boston University 5.6% 10/1/2035		749,010
1,000	M	Lesley University 5.25% 7/1/2033		970,550
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue		1,060,230
		5.5% 11/15/2036
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		894,176
				5,607,502
		General Obligations-16.5%
		Massachusetts State:
1,000	M	5.5% 8/1/2030		1,116,420
500	M	.774% 5/1/2037**		402,900
500	M	Quincy 5% 12/1/2028		519,590
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		982,330
1,000	M	Worcester 5.5% 8/15/2017		1,013,220
				4,034,460
		Health Care-11.1%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027		977,520
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,002,650
240	M	Massachusetts General Hospital 6.25% 7/1/2012		245,647
500	M	Partners Healthcare System 5% 7/1/2034		480,045
				2,705,862
		Housing-8.1%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	Multi-Family Housing 5.25% 12/1/2035		980,940
1,000	M	Single Family Housing 5.35% 12/1/2033		1,005,830
				1,986,770
		Transportation-8.6%
		Massachusetts Bay Trans. Auth. Revenue:
1,000	M	Assessment Rev. 5% 7/1/2028		1,040,930
1,000	M	Sales Tax Rev. 5.25% 7/1/2032		1,065,670
				2,106,600
		Utilities-20.1%
		Boston Water & Sewer Commission Revenue:
540	M	5.75% 11/1/2013		576,050
250	M	5% 11/1/2031		260,708
1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018		1,022,040
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,025,050
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029		940,620
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025		1,098,510
				4,922,978
		Other Revenue-8.3%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,060,440
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		963,190
				2,023,630
Total Value of Municipal Bonds (cost $22,955,660)			95.6%	23,387,802
Other Assets, Less Liabilities			4.4	1,064,289
Net Assets			100.0%	$24,452,091

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$1,200	M	$ (28,163)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$22,955,660. Accumulated net unrealized appreciation on investments was $432,142, consisting of $683,226 gross unrealized appreciation and $251,084 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Education-4.2%
$1,000	M	Ferris State University Revenue 5% 10/1/2028		$1,000,310
		General Obligations-35.9%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,022,560
495	M	Gull Lake Community School District Zero Coupon 5/1/2013		452,321
1,000	M	Macomb Township School District 5% 1/1/2031		1,007,600
1,000	M	Marysville Public School District Bldg. & Site 5% 5/1/2028		1,003,340
1,000	M	Michigan State 5% 11/1/2022		1,051,330
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,159,640
850	M	Puerto Rico Commonwealth 5.375% 7/1/2025		857,599
1,000	M	Troy City School District 5% 5/1/2026		1,008,210
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		988,510
				8,551,110
		Health Care-8.4%
1,000	M	Jackson County Hosp. Fin. Auth. Rev. 5% 6/1/2030		943,980
1,000	M	Michigan St. Hosp. Fin Auth. Rev. Trinity Health 6.25% 12/1/2028		1,059,130
				2,003,110
		Housing-4.3%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		1,017,190
		Transportation-8.5%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024		1,046,840
1,000	M	Wayne County Airport Auth. Rev. 5% 12/1/2022		971,450
				2,018,290
		Utilities-31.3%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,176,830
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,106,000
1,000	M	5.5% 7/1/2027		1,027,560
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,022,160
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,030,360
500	M	Michigan State Strategic Fund (Detroit Edison Co.) 6.95% 5/1/2011		502,415
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		589,125
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,006,160
				7,460,610
		Other Revenue-6.3%
500	M	Detroit Distributable State Aid 5% 11/1/2030		475,405
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,013,500
				1,488,905
Total Value of Municipal Bonds (cost $22,856,320)			98.9%	23,539,525
Other Assets, Less Liabilities			1.1	256,194
Net Assets			100.0%	$23,795,719

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/7/2021	$1,200	M	$(28,163)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$22,856,320. Accumulated net unrealized appreciation on investments was $683,205 consisting of $807,979 gross unrealized appreciation and $124,774 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Certificates of Participation-1.2%
$ 250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		$ 259,842
		Education-17.0%
750	M	Minnesota St. Colleges & Univ. Rev. 5% 10/1/2031		770,048
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		518,060
250	M	Gustavus Adolfus College 5% 10/1/2031		242,975
500	M	Macalester College 5% 6/1/2035		501,790
500	M	University of St. Thomas 5.25% 4/1/2039		486,775
500	M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029		486,415
		University of Minnesota:
400	M	5.75% 7/1/2017		469,488
250	M	5.25% 12/1/2030		269,325
				3,744,876
		General Obligations-34.4%
500	M	Bemidji 5% 2/1/2028		517,045
500	M	Crow Wing County Jail 5% 2/1/2021		518,750
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		515,515
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		738,689
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		531,875
500	M	Hennepin County 5% 12/1/2025		532,300
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		795,083
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017		267,922
750	M	Minneapolis Special School District #1, 5% 2/1/2020		791,535
500	M	Minnesota State 5% 6/1/2022		550,615
250	M	Minnesota State Highway 5% 8/1/2026		265,793
500	M	New Brighton 5% 2/1/2032		506,400
500	M	Scott County 5% 12/1/2023		534,350
500	M	St. Louis County 5% 12/1/2023		536,175
				7,602,047
		Health Care-16.8%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5.5% 5/15/2017		515,060
500	M	6.5% 11/15/2038		524,565
500	M	Minneapolis & St. Paul Hsg. Children's Hosp. 5% 8/15/2034		465,750
750	M	Minnesota St. Agric. & Econ. Dev. Health Care 5% 2/15/2030		714,293
		St. Cloud Health Care Rev. (Centracare Health System Project):
250	M	5.125% 5/1/2030		241,862
500	M	5.375% 5/1/2031		502,250
750	M	St. Paul Hsg. & Redev. Auth. (Allina Health Sys.)
		5.25% 11/15/2029		749,070
				3,712,850
		Housing-10.3%
		Minnesota State Housing Finance Agency:
240	M	Multi-Family Hsg. 5.05% 7/1/2034		235,474
250	M	Nonprofit Hsg. Rev. 5% 8/1/2031		251,185
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		243,337
300	M	5.05% 8/1/2031		300,027

610	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		622,176
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019		402,620
250	M	St. Paul Hsg. & Redev. Auth. Pkg. Rev. 5% 8/1/2035		228,942
				2,283,761
		Transportation-2.3%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2026		498,930
		Utilities-8.0%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		235,242
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		523,865
500	M	5% 1/1/2026		503,665
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		512,430
				1,775,202
		Other Revenue-9.5%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		705,677
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		312,444
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,074,810
				2,092,931
Total Value of Municipal Bonds (cost $21,492,972)			99.5%	21,970,439
Other Assets, Less Liabilities			.5	122,038
Net Assets			100.0%	$22,092,477

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$21,492,972. Accumulated net unrealized appreciation on investments was $477,467, consisting of $636,306 gross unrealized appreciation and $158,839 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Certificates of Participation-3.8%
		New Jersey State Equip. Lease Purchase Revenue:
$1,000	M	5.25% 6/15/2027		$995,060
1,000	M	5.25% 6/15/2028		989,310
				1,984,370
		Education-16.6%
		New Jersey Economic Dev. Auth. Revenue:
500	M	Provident Group 5.75% 6/1/2031		461,300
		School Facilities:
1,000	M	5.5% 9/1/2025		1,045,640
1,000	M	5.5% 12/15/2029		1,030,520
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035		959,230
1,000	M	New Jersey City Univ. 5% 7/1/2028		1,007,480
1,000	M	Princeton University 5% 7/1/2034		1,035,120
		Rowan University:
1,000	M	5% 7/1/2025		1,029,010
1,000	M	5% 7/1/2026		1,024,660
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,013,630
				8,606,590
		General Obligations-9.7%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,962,485
1,000	M	Bayonne 5.25% 7/1/2027		1,030,280
1,000	M	Jersey City 5% 1/15/2026		1,025,210
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,011,590
				5,029,565
		Health Care-14.6%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014		1,649,955
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		1,957,720
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		957,260
1,000	M	5.75% 10/1/2031		1,010,710
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014		1,002,630
1,000	M	Virtua Health 5.5% 7/1/2038		988,080
				7,566,355
		Housing-10.7%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,335	M	Mtg. Rev. 6.375% 10/1/2028		2,490,021
895	M	Multi-Family Hsg. 6.05% 11/1/2017		896,691
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,193,420
				5,580,132
		Transportation-9.7%
1,000	M	New Jersey St. Trans. Auth. Rev. 5% 12/15/2032		974,080
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,065,390
1,000	M	5.5% 12/15/2038		1,011,170

1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031		1,001,330
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,010,020
				5,061,990
		Other Revenue-33.4%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		2,902,300
1,000	M	Cape May County Bridge Commission 5% 6/1/2032		1,009,850
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,960,521
1,000	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025		1,034,870
1,000	M	Essex County Impt. Authority Lease Rev. 5.5% 10/1/2027		1,070,880
1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		1,118,770
		Hudson County Impt. Authority Lease Revenue:
1,000	M	County Svcs. Bldg. Proj. 5% 4/1/2027		1,022,610
1,000	M	Fac. Lease Rev. 5.375% 10/1/2024		1,029,060
1,000	M	Harrison Pkg. Fac. 5.125% 1/1/2034		999,920
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,057,870
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,054,160
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,056,040
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,444,785
670	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032		629,271
				17,390,907
Total Value of Municipal Bonds (cost $49,796,446)			98.5%	51,219,909
Other Assets, Less Liabilities			1.5	$772,025
Net Assets			100.0%	$51,991,934

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$2,100	M	$(49,285)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$49,796,446. Accumulated net unrealized appreciation on investments was $1,423,463 consisting of $1,709,572 gross unrealized appreciation and $286,109 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.1%
		Education-25.9%
$ 500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		$ 509,775
1,500	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,440,225
		New York State Dormitory Authority Revenue:
		City University:
3,090	M	5.75% 7/1/2013		3,229,390
3,000	M	6% 7/1/2020		3,421,770
2,350	M	Colgate University 6% 7/1/2021		2,717,657
1,000	M	Master Boces Program 5% 8/15/2028		1,016,360
1,610	M	New York University 6% 7/1/2018		1,909,267
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,626,250
3,000	M	5.75% 3/15/2036		3,212,130
1,200	M	Pratt Institute 5% 7/1/2034		1,150,560
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,002,060
3,400	M	Croton Hudson 5.625% 10/1/2029		3,551,674
1,000	M	Williamsville 5.25% 4/1/2021		1,049,040
500	M	Skidmore College 5% 7/1/2027		506,975
		Special Act School Districts Program:
1,375	M	6% 7/1/2012		1,387,127
1,460	M	6% 7/1/2013		1,472,877
1,000	M	St. Johns University 5% 7/1/2024		1,017,640
1,500	M	State University 5.25% 5/15/2021		1,633,875
3,500	M	The New School 5.5% 7/1/2043		3,478,755
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,618,330
				38,951,737
		General Obligations-14.5%
		Buffalo School District:
1,000	M	5.5% 12/15/2015		1,036,380
1,000	M	5.375% 11/15/2016		1,078,230
2,000	M	5.375% 11/15/2017		2,110,760
2,500	M	5.375% 11/15/2019		2,635,150
1,000	M	Monroe County 5% 6/1/2029		1,019,750
4,465	M	Nassau County 5% 10/1/2029		4,501,926
2,000	M	New York City 5.75% 8/1/2018		2,108,280
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,802,431
1,395	M	North Syracuse Central School Dist. 5% 6/15/2018		1,450,465
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017		1,046,340
		Yonkers:
1,000	M	5.125% 7/1/2016		1,023,110
1,000	M	5.25% 7/1/2017		1,020,500
1,000	M	5.25% 7/1/2018		1,016,620
				21,849,942
		Health Care-4.3%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		(Vassar Brothers Med. Ctr.) 5.5% 4/1/2030		608,137
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033		984,260
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024		2,071,340
		NYSARC:
1,140	M	5% 7/1/2025		1,161,911
500	M	6% 7/1/2036		512,685
1,220	M	United Cerebral Palsy 5.125% 7/1/2021		1,180,704
				6,519,037
		Housing-3.1%
		New York City Hsg. Dev. Corp. Revenue:
1,000	M	Cap. Funding Prog. 5% 7/1/2025		1,017,720
2,200	M	Multi-family Hsg. Rev. 5% 11/1/2042		2,079,946
500	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011		502,165
1,115	M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028		1,143,065
				4,742,896
		Transportation-16.3%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031		974,820
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022		5,197,600
2,500	M	Transit Rev. 5% 11/15/2020		2,554,900
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026		5,092,500
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,182,929
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,050,100
		Triborough Bridge & Tunnel Authority:
1,420	M	6% 1/1/2012		1,481,188
1,000	M	5% 11/15/2030		1,012,270
				24,546,307
		Utilities-12.7%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033		5,215,000
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,150,240
2,750	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		3,309,103
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,889,350
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,632,210
				19,195,903
		Other Revenue-21.3%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,372,650
5,000	M	JPMorgan Chase Putters 7.638% 12/15/2024***		5,338,300
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,315,125
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,074,530
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,203,649
2,500	M	Court Facs. Lease 5.5% 5/15/2027		2,642,775
540	M	Judicial Facs. Lease 7.375% 7/1/2016		627,761
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		PersonaFl Income Tax 5% 12/15/2027		2,071,840
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,603,350
1,000	M	5% 11/1/2033		995,270
5,000	M	Puerto Rico Sales Tax Financing Rev. 5.75% 8/1/2037		4,815,950
				32,061,200
Total Value of Municipal Bonds (cost $142,067,231)			98.1%	147,867,022
Other Assets, Less Liabilities			1.9	2,832,655
Net Assets			100.0%	$150,699,677

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$142,067,231. Accumulated net unrealized appreciation on investments was $5,799,791 consisting of $6,489,322 gross unrealized appreciation and $689,531 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.4%
		Certificates of Participation-30.1%
		Cabarrus County:
$ 1,000	M	5.25% 6/1/2027		$ 1,039,550
1,000	M	5% 1/1/2029		988,910
1,000	M	Charlotte 5% 6/1/2029		999,340
1,000	M	Durham County 5% 6/1/2027		1,025,200
		Harnett County:
500	M	5.125% 12/1/2023		516,940
500	M	5% 6/1/2027		502,465
1,000	M	Monroe 5.5% 3/1/2034		1,004,720
1,000	M	Salisbury 5.625% 3/1/2026		1,052,080
				7,129,205
		Education-4.4%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,042,520
		General Obligations-5.1%
1,000	M	Lincoln County 5.5% 6/1/2018*		1,214,560
		Health Care-16.9%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034		975,270
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,015,110
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027		985,100
1,000	M	North Carolina Medical Care Community Health Facility Rev.
		Wakemed 5.625% 10/1/2029		1,018,080
				3,993,560
		Transportation-6.5%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,036,440
500	M	Puerto Rico Commonwealth Hwy. Rev. 5.5% 7/1/2029		497,105
				1,533,545
		Utilities-30.3%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022		1,074,390
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,006,980
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		1,025,860
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		327,850
465	M	5% 2/1/2031		473,468
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,103,680
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,025,180
1,065	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,123,319
				7,160,727
		Other Revenue-4.1%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		963,190
Total Value of Municipal Bonds (cost $22,268,930)			97.4%	23,037,307
Other Assets, Less Liabilities			2.6	619,723
Net Assets			100.0%	$23,657,030

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$1,100	M	$ (25,816)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$22,268,930. Accumulated net unrealized appreciation on investments was $768,377, consisting of $831,527 gross unrealized appreciation and $63,150 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Education-15.5%
$ 1,000	M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022		$ 1,013,930
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		493,690
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,003,790
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,007,540
				3,518,950
		General Obligations-49.6%
865	M	Adams County Valley Local School District 7% 12/1/2015		962,382
500	M	Avon Local School District 6.5% 12/1/2015		586,160
1,000	M	Beavercreek County School District 5% 12/1/2029		1,024,520
1,000	M	Beavercreek Local School District 6.6% 12/1/2015		1,140,240
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,035,480
1,000	M	Franklin County 5% 12/1/2031		1,020,660
1,000	M	Greene County 5.25% 12/1/2030		1,019,920
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		710,826
1,000	M	Ohio State 5.375% 9/1/2028		1,054,820
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		428,732
250	M	6.125% 12/1/2033		263,720
1,000	M	St. Mary's City School District 5% 12/1/2025		1,025,110
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,027,570
				11,300,140
		Health Care-16.8%
1,000	M	Franklin County Hosp. Rev. 5% 11/1/2034		915,830
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		998,650
		Ohio State Higher Edl. Fac. Revenue:
1,000	M	Cleveland Clinic Health 5.25% 1/1/2033		974,610
1,000	M	Summa Health Systems 5.25% 11/15/2035		945,190
				3,834,280
		Housing-6.3%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
780	M	6.125% 9/1/2028		828,399
610	M	5.45% 9/1/2033		616,972
				1,445,371
		Utilities-2.3%
500	M	American Mun. Power Rev. 5.375% 2/15/2028		516,315
		Other Revenue-8.5%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		963,190
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		976,790
				1,939,980
Total Value of Municipal Bonds (cost $22,038,752)			99.0%	22,555,036
Other Assets, Less Liabilities			1.0	230,603
Net Assets			100.0%	$22,785,639

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$1,100	M	$ (25,816)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$22,038,752. Accumulated net unrealized appreciation on investments was $516,284, consisting of $673,364 gross unrealized appreciation and $157,080 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Certificates of Participation-2.4%
		Oregon State Dept. of Administrative Services:
$ 500	M	5.25% 5/1/2017		$ 522,150
500	M	5% 5/1/2026		514,545
				1,036,695
		Education-2.5%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,040,110
		General Obligations-52.0%
		Beaverton School District #48J:
750	M	5% 6/1/2031		769,418
1,500	M	5.125% 6/1/2036		1,516,845
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030		1,039,190
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,057,900
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,037,860
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,141,950
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030		516,095
500	M	5% 6/15/2032		510,596
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030		1,095,740
1,000	M	Gresham 5.375% 6/1/2017		1,048,040
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,039,450
1,000	M	5% 6/15/2030		1,025,150
635	M	Jefferson County School District #509J, 5.25% 6/15/2019		664,273
245	M	La Grande 5.625% 6/1/2011		247,114
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027		1,137,060
1,225	M	Newport Zero Coupon 6/1/2029		491,997
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,035,660
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,008,940
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		481,375
1,000	M	Salem 5% 6/1/2028		1,041,780
1,000	M	Salem-Keizer School District #24J, 5% 6/15/2016		1,139,250
1,000	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025		1,038,140
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016		693,498
1,000	M	Washington Cnty. School District Zero Coupon 6/15/2023		565,390
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023		1,064,420
				22,407,131
		Health Care-5.7%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		965,460
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,037,370
500	M	Oregon State Facs. Auth. Rev. (Legacy Health) 5% 3/15/2030		471,345
				2,474,175
		Housing-2.0%
875	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		880,731
		Transportation-8.1%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028		1,035,340
1,000	M	Port Portland Airport Rev. 5% 7/1/2029		1,006,270
1,000	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026		957,570
500	M	Redmond Airport Rev. 6% 6/1/2034		488,340
				3,487,520
		Utilities-14.6%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		770,970
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,034,840
1,000	M	5% 6/15/2027		1,031,570
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		980,110
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029		940,620
500	M	Puerto Rico Pub. Bldgs. Auth. Electric Rev. 6% 7/1/2028		505,795
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,036,900
				6,300,805
		Other Revenue-11.8%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,050,870
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		479,960
		Portland Urban Renewal & Redevelopment:
250	M	Lents Town Ctr. 5% 6/15/2030		235,835
405	M	Oregon Conv. Ctr. 5.5% 6/15/2020		406,559
500	M	Tax Allocation 5.25% 6/15/2030		486,400
1,000	M	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Rev. 5.25% 7/1/2027		982,760
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,444,785
				5,087,169
Total Value of Municipal Bonds (cost $41,726,424)			99.1%	42,714,336
Other Assets, Less Liabilities			.9	394,491
Net Assets			100.0%	$43,108,827

	Expiration	Notional		Unrealized
Interest Rate Swap	Date	Amount		Depreciation
Receive quarterly a floating rate based on the
LIBOR Index and pay semi-annually a fixed rate
equal to 3.8975% with JPMorgan Chase Bank, N.A.	5/9/2011	$2,100	M	$ (49,285)

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$41,726,424. Accumulated net unrealized appreciation on investments was $987,912 consisting of $1,214,968 gross unrealized appreciation and $227,056 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Education-6.9%
$ 750	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.) 5.5% 10/1/2032		$ 754,110
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University) 5.5% 11/15/2033		1,035,340
500	M	Philadelphia Auth. Rev. (Temple University) 5.375% 6/15/2030		464,605
500	M	State Pub. Sch. Bldg. (Northampton County Community College)
		5.5% 3/1/2031 (when-issued)		495,795
				2,749,850
		General Obligations-36.1%
1,000	M	Beaver County 5.55% 11/15/2031		1,029,200
1,000	M	Boyertown Area School District 5% 10/1/2023		1,034,980
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,013,260
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,008,220
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,011,320
1,000	M	Easton Area School District 5.2% 4/1/2028		1,027,430
1,000	M	Methacton School District 6.375% 3/1/2024		1,129,020
1,000	M	Mifflin County 5.5% 9/1/2020		1,016,510
1,000	M	Philadelphia School District 6% 9/1/2038		1,024,560
1,000	M	Philadelphia 7% 7/15/2028		1,109,470
770	M	Pittsburgh 5.5% 9/1/2014		814,483
1,000	M	Reading 6.25% 11/1/2033		1,050,680
1,000	M	Scranton School District 5% 7/15/2027		1,018,650
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,038,730
				14,326,513
		Health Care-20.9%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.5% 8/15/2034		964,270
705	M	Berks County Municipal Auth. Hosp. Rev. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014		753,779
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		952,400
1,000	M	Montgomery County Indl. Dev. Auth. Rev. 5.375% 8/1/2038		1,001,740
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services Revenue:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 +		996,010
		University of Pa. Health Sys. Revenue:
1,000	M	5.5% 8/15/2018		1,135,040
500	M	5.25% 8/15/2026		507,965
1,000	M	South Fork Municipal Auth. Hosp. Rev. 5.375% 7/1/2035		938,150
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025		1,067,660
				8,317,014
		Housing-1.2%
500	M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev. 5.25% 6/1/2032		489,950
		Transportation-10.4%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,036,170
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,065,110
1,000	M	5% 6/1/2029		1,001,260
1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		1,022,930
				4,125,470
		Utilities-13.5%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		977,060
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		989,910
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,000,980
2,250	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		2,392,775
				5,360,725
		Other Revenue-10.1%
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		997,210
1,000	M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019		1,025,410
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		963,190
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		1,001,460
				3,987,270
Total Value of Municipal Bonds (cost $38,280,990)			99.1%	39,356,792
Other Assets, Less Liabilities			.9	359,394
Net Assets			100.0%	$39,716,186

+	Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance
Corporation, the provider of the credit support.

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$38,280,990. Accumulated net unrealized appreciation on investments was $1,075,802, consisting of $1,285,269 gross unrealized appreciation and $209,467 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Education-9.0%
$ 1,000	M	University of Virginia University Revs. 5% 6/1/2037		$ 1,008,720
		Virginia St. Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,036,120
1,000	M	5% 8/1/2028		1,046,750
				3,091,590
		General Obligations-18.4%
1,000	M	Danville 5% 8/1/2029		1,065,480
500	M	Hanover Cnty. 5.25% 1/15/2031		535,325
1,000	M	Harrisonburg Public Safety & Steam Plant
		5% 7/15/2012*		1,069,210
1,000	M	Hopewell 5.875% 7/15/2034		1,044,210
500	M	Powhatan Cnty. 5% 1/15/2032		506,885
1,000	M	Roanoke Public Impt. 5.25% 10/1/2012*		1,081,690
1,000	M	Waynesboro 5% 1/15/2034		976,010
				6,278,810
		Health Care-9.5%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,038,090
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. 5.5% 7/1/2021		1,031,520
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017		1,175,400
				3,245,010
		Housing-3.0%
980	M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025		1,033,410
		Transportation-12.0%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		1,026,520
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026		1,025,760
1,000	M	Norfolk Airport Auth. 5.375% 7/1/2015		1,007,490
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,035,100
				4,094,870
		Utilities-22.8%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,013,850
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		491,390
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015		1,004,190
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018		513,110
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		686,077
1,000	M	Richmond Public Util. Rev. 5% 1/15/2040		996,140
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,053,690
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,037,760
1,000	M	5% 11/1/2033		1,019,870
				7,816,077
		Other Revenue-24.3%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		519,395
500	M	5% 2/15/2030		509,480
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,005,710
250	M	Hanover Cnty. Economic Dev. Auth. Rev. 5% 4/01/2030		256,432
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,031,810
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		963,190
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,025,540
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,006,200
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,002,230
1,000	M	Washington Cnty. Indl. Dev. Auth. 5.25% 8/1/2030		1,007,260
				8,327,247
Total Value of Municipal Bonds (cost $32,991,307)			99.0%	33,887,014
Other Assets, Less Liabilities			1.0	327,327
Net Assets			100.0%	$34,214,341

At March 31, 2011, the cost of municipal investments for federal income tax purposes was
$32,991,307. Accumulated net unrealized appreciation on investments was $895,707, consisting of $1,019,576 gross unrealized appreciation and $123,869 gross unrealized depreciation.

FOOTNOTES

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically and are the rates in effect at March 31, 2011.

*** Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2011.

Summary of Abbreviations:
COP Certificate of Participation
GO General Obligation

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-
counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by
ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value each Fund's net assets as of March 31, 2011 is as follows:

	Level 1	Level 2	Level 3

Investments in Municipal Bonds:

Tax Exempt	-	$672,224,629	-
Tax Exempt II	-	186,790,513	-
California	-	31,715,570	-
Connecticut	-	34,488,604	-
Massachusetts	-	23,387,802	-
Michigan	-	23,539,525	-
Minnesota	-	21,970,439	-
New Jersey	-	51,219,909	-
New York	-	147,867,022	-
North Carolina	-	23,037,307	-
Ohio	-	22,555,036	-
Oregon	-	42,714,336	-
Pennsylvania	-	39,356,792	-
Virginia	-	33,887,014	-

Investments In Short-Term Tax Exempt Investments:

Tax Exempt II	-	$4,450,000	-

Investments in Other Financial Instruments +:

Tax Exempt	-	$(445,912)	-
Tax Exempt II	-	(445,912)	-
California	-	(35,204)	-
Connecticut	-	(39,897)	-
Massachusetts	-	(28,163)	-
Michigan	-	(28,163)	-
New Jersey	-	(49,285)	-
North Carolina	-	(25,816)	-
Ohio	-	(25,816)	-
Oregon	-	(49,285)	-

+ Other financial instruments are Interest Rate Swaps, which are derivative instruments, and are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2011.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair
Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures, ASU
No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted the ASU on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

2. Security Transactions and Investment Income-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"), options on futures contracts ("options"), inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year
U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts.
Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S.
Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market."
Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended March 31, 2011, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2011, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-
market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of March 31, 2011, are presented following each Fund's
Portfolio of Investments.

4. Foresters Transaction-On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction").
The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 31, 2011